Advances for Vessels Under Construction and Acquisitions - Zijishan B003 (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Contract Amount	$ 3,931
Contract Payments	3,931
Capitalized Costs	1,535
Total	5,466	1,585
Zijishan B003 Newbuilding
Long-term Purchase Commitment [Line Items]
Year of Expected Delivery	2015
Contract Amount	3,931
Contract Payments	3,931
Capitalized Costs	1,535
Total	$ 5,466